WEBSITE DEVELOPMENT COSTS	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
WEBSITE DEVELOPMENT COSTS [Abstract]
WEBSITE DEVELOPMENT COSTS

NOTE 7 - WEBSITE DEVELOPMENT COSTS

Website development costs, stated at cost, less accumulated amortization consisted of the following:

	Estimated
	Useful Life	December 31,	March 31,
	(Years)	2012	2012
Website development costs	5	$5,315	$5,315
Accumulated amortization		(1,602)	(801)

		$3,713	$4,514

AMORTIZATION EXPENSE

Amortization expense was $801 and $534 for the interim period ended December 31, 2012 and for the period from April 11, 2011 (inception) through December 31, 2011, respectively.

NOTE 6 - WEBSITE DEVELOPMENT COSTS

Website development costs, stated at cost, less accumulated amortization at March 31, 2012, consisted of the following:

March 31, 2012

Website development costs	$5,315
Accumulated amortization	(801)
$4,514

AMORTIZATION EXPENSE

Amortization expense was $801 for the period from April 11, 2011 (inception) through March 31, 2012.